UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     July 8, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $67,312 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     5063   111534 SH       SOLE                   105594              5940
                                                                54     1200 SH       OTHER                     200              1000
Apache Corp.                   COM              037411105     3255    45110 SH       SOLE                    42764              2346
                                                                38      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     4828   219671 SH       SOLE                   207481             12190
                                                               115     5251 SH       OTHER                    2980              2271
Banco Bilbao Argentina         COM              05946k101      144    11442 SH       SOLE                    11442
Berkshire Hathaway-B           COM              084670207      278       96 SH       SOLE                       88                 8
Blackrock MuniVest Fd          COM              09253r105      150    18885 SH       SOLE                    18885
                                                               150    18850 SH       OTHER                   18850
Chevrontexaco Corp             COM              166764100     4552    68702 SH       SOLE                    64920              3782
                                                               361     5444 SH       OTHER                     700              4744
Colonial Prop Trust            COM              195872106      142    19137 SH       SOLE                    19137
Conocophillips                 COM              20825C104     3281    77997 SH       SOLE                    74067              3930
                                                                23      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     2607   178672 SH       SOLE                   169382              9290
                                                                47     3200 SH       OTHER                    1200              2000
Eagle Bancorp Inc.             COM              268948106      155    17638 SH       SOLE                    17418               220
                                                                 5      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     3478    70311 SH       SOLE                    66796              3515
                                                                10      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102      146     2087 SH       SOLE                     1040              1047
                                                                91     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      232    13656 SH       SOLE                    13656
Hewlett-Packard Co             COM              428236103     4881   126283 SH       SOLE                   119177              7106
                                                                31      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     4094   215819 SH       SOLE                   204415             11404
                                                                63     3325 SH       OTHER                    1075              2250
Merck & Co Inc                 COM              589331107     2829   101168 SH       SOLE                    95269              5899
                                                                25      900 SH       OTHER                     900
Microsoft Corp.                COM              594918104      246    10345 SH       SOLE                     9864               481
Middleburg Financial           COM              596094102      193    14000 SH       SOLE                    13800               200
                                                                10      750 SH       OTHER                                       750
Nabors Industries Ltd.         COM              G6359F103     2590   166220 SH       SOLE                   157825              8395
                                                                 5      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     2556    78249 SH       SOLE                    74159              4090
                                                                16      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     2828    72869 SH       SOLE                    68906              3963
                                                                46     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      216     4950 SH       SOLE                     4950
                                                               153     3500 SH       OTHER                                      3500
Plum Creek Timber Co           COM              729251108     2658    89252 SH       SOLE                    84281              4971
                                                                39     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     4086   112420 SH       SOLE                   106228              6192
                                                               121     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103     1003    59855 SH       SOLE                    56190              3665
                                                                 8      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     1755   103700 SH       SOLE                    98122              5578
                                                                37     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     2756    74410 SH       SOLE                    74410
Washington Real Estate         COM              939653101     3973   177603 SH       SOLE                   167676              9927
                                                                84     3750 SH       OTHER                    2200              1550
John Hancock B&T               COM              409735206      687    57139 SH       SOLE                    52495              4644
                                                                26     2150 SH       OTHER                    2150
Washington REIT                CONV             939653AJ0       95   100000 PRN      SOLE                   100000